Loans and advances to central banks and credit institutions - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	€ 193,716	€ 163,853	€ 176,554
Central banks and credit institutions
Disclosure of financial assets [line items]
Financial assets	90,663	71,983	71,957
Gross carrying amount | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	148,384	133,437	134,792
Gross carrying amount | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	75	128	72
Gross carrying amount | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	404	280	401
Gross carrying amount | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	61,898	54,833	50,344
Gross carrying amount | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	1	0	0
Gross carrying amount | Central banks and credit institutions | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	0	1	1
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(226)	(215)	(284)
Accumulated impairment | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(6)	(8)	(8)
Accumulated impairment | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	0	0	0
Accumulated impairment | Central banks and credit institutions | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	€ 0	€ 0	€ 0